Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventory, current

Inventory was as follows:

	June 30,	December 31,
($ in millions)	2017	2016
Completed unsold VOIs	$220	$233
Construction in process	14	20
Land, infrastructure and other	258	260

	$492	$513

	Three Months Ended June 30,		Six Months Ended June 30,
($ in millions)	2017	2016	2017	2016
Cost of VOI sales related to fee-for-service upgrades	$9	$14	$20	$24
Inventory was as follows:

	December 31,
($ in millions)	2016	2015
Completed unsold VOIs	$233	$111
Construction in process	20	101
Land, infrastructure and other	260	200

	$513	$412

Schedule of inventory, noncurrent

Inventory was as follows:

	June 30,	December 31,
($ in millions)	2017	2016
Completed unsold VOIs	$220	$233
Construction in process	14	20
Land, infrastructure and other	258	260

	$492	$513

	Three Months Ended June 30,		Six Months Ended June 30,
($ in millions)	2017	2016	2017	2016
Cost of VOI sales related to fee-for-service upgrades	$9	$14	$20	$24
Inventory was as follows:

	December 31,
($ in millions)	2016	2015
Completed unsold VOIs	$233	$111
Construction in process	20	101
Land, infrastructure and other	260	200

	$513	$412